Basis of presentation	12 Months Ended
Dec. 31, 2024
Basis Of Presentation
Basis of presentation

2.	Basis of presentation

(a)	Statement of Compliance with International Financial Reporting Standards (“IFRS”)

These consolidated financial statements have been prepared in accordance and compliance with IFRS Accounting standards as issued by the International Accounting Standards Board (“IASB”).

(b)	Basis of preparation

These consolidated financial statements have been prepared on a historical cost basis except for the revaluation of certain financial assets and financial liabilities at fair value through profit or loss.

In addition, these financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

These consolidated financial statements, including comparatives, have been prepared on the basis of IFRS standards that are effective as at December 31, 2024.

(c)	Functional currency

The functional and reporting currency of the Company and its subsidiaries is the Canadian dollar.

(d)	Significant accounting judgments and estimates

The preparation of these consolidated financial statements requires management to make judgments and estimates that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these judgments and estimates. The consolidated financial statements include judgments and estimates which, by their nature, are uncertain. The impacts of such judgments and estimates are pervasive throughout the consolidated financial statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and the revision affects both current and future periods.

Significant assumptions about the future and other sources of judgments and estimates that management has made at the statement of financial position dates, that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

Critical Judgments

Functional Currency

o	The analysis of the functional currency for each entity of the Company determined by conducting an analysis of the consideration factors identified in IAS 21, “The Effect of Changes in Foreign Exchange Rates”. In concluding that the Canadian dollar is the functional currency of the parent and its subsidiary companies, management considered the currency that mainly influences the cost of providing goods and services in each jurisdiction in which the Company operates. As no single currency was clearly dominant, the Company also considered secondary indicators including the currency in which funds from financing activities are denominated and the currency in which funds are retained.

Going Concern

o	Management makes an assessment about the Company’s ability to continue as a going concern by taking into the account the consideration of the various factors discussed in Note 1. Judgment is applied by management in determining whether or not the elements giving rise to factors that cause doubt about the ability of the Company to continue as a going concern are present.

Estimates

o	The estimated useful lives of property, plant and equipment which are included in the consolidated statements of financial position and the related depreciation included in profit or loss;
o	The Company uses the Black-Scholes option pricing model to determine the fair value of options, warrants, and derivative financial liabilities in order to calculate share-based payments expense, warrant liability and the fair value of finders’ warrants and stock options. Certain inputs into the model are estimates that involve considerable judgment or could be affected by significant factors that are out of the Company’s control;
o	The provision for income taxes which is included in profit or loss and the composition of deferred income tax liability included in the consolidated statement of financial position and the evaluation of the recoverability of deferred tax assets based on an assessment of the Company’s ability to utilize the underlying future tax deductions against future taxable income prior to expiry of those deductions;
o	The assessment of indications of impairment of property plant and equipment and related determination of the net realizable value and write-down of those assets where applicable (Note 3(f)); and
o	The estimated incremental borrowing rate used to calculate the lease liabilities.